Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total revenues	$ 886,434	$ 943,917	$ 776,493
Voyage expenses	(297,225)	(402,294)	(381,306)
Vessel operating expenses	(184,233)	(208,601)	(209,131)
Time-charter hire expenses (note 10)	36,341	43,189	19,538
Depreciation and amortization	(117,212)	(124,002)	(118,514)
General and administrative expenses	(39,006)	(36,404)	(39,775)
(Write-down) and (loss) gain on sale of assets (note 19)	(69,446)	(5,544)	170
Restructuring charges	(1,398)	0	(1,195)
Income from operations	141,573	123,883	7,204
Equity income (loss)	5,100	2,345	1,220
Operating Segments | Tankers [Member]
Segment Reporting Information [Line Items]
Total revenues	879,442	913,816	750,769
Voyage expenses	(297,225)	(402,294)	(381,306)
Vessel operating expenses	(178,293)	(184,320)	(187,523)
Time-charter hire expenses (note 10)	36,341	43,189	19,538
Depreciation and amortization	(116,719)	(121,126)	(114,930)
General and administrative expenses	(38,379)	(34,904)	(38,195)
(Write-down) and (loss) gain on sale of assets (note 19)	(72,527)	(5,544)	170
Restructuring charges	(1,398)		(348)
Income from operations	138,560	122,439	9,099
Equity income (loss)	5,100	2,345	1,220
Operating Segments | Ship To Ship Transfer [Member]
Segment Reporting Information [Line Items]
Total revenues	6,992	30,101	25,724
Voyage expenses	0	0	0
Vessel operating expenses	(5,940)	(24,281)	(21,608)
Time-charter hire expenses (note 10)	0	0	0
Depreciation and amortization	(493)	(2,876)	(3,584)
General and administrative expenses	(627)	(1,500)	(1,580)
(Write-down) and (loss) gain on sale of assets (note 19)	3,081	0	0
Restructuring charges	0		(847)
Income from operations	3,013	1,444	(1,895)
Equity income (loss)	$ 0	$ 0	$ 0